ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

July 31, 2023 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.5%

Brazil — 1.3%

Consumer Discretionary — 1.3%
MercadoLibre *	637	$788,638

Total Brazil		788,638

Canada — 1.7%

Information Technology — 1.7%
Shopify, Cl A *	16,065	1,085,673

Total Canada		1,085,673

China — 3.4%

Consumer Discretionary — 3.1%
Alibaba Group Holding ADR *	11,111	1,135,099
JD.com ADR	20,002	826,283
Total Consumer Discretionary		1,961,382

Information Technology — 0.3%
Iflytek	23,100	203,243

Total China		2,164,625

France — 1.2%

Information Technology — 1.2%
Dassault Systemes	17,992	771,363

Total France		771,363

Germany — 1.3%

Information Technology — 1.3%
Infineon Technologies	18,444	813,416

Total Germany		813,416

Israel — 1.1%

Information Technology — 1.1%
Nice ADR *	3,190	694,942

Total Israel		694,942

Russia — 0.0%

Communication Services — 0.0%
Yandex, Cl A *,(A)	8,618	86

Total Russia		86

Taiwan — 4.3%

Information Technology — 4.3%
Global Unichip	20,899	1,087,295
MediaTek	36,079	792,150
Taiwan Semiconductor Manufacturing	44,500	800,041
Total Information Technology		2,679,486

Total Taiwan		2,679,486

Description	Shares	Fair Value
United Kingdom — 1.5%

Information Technology — 1.5%
Darktrace *	201,647	$959,964

Total United Kingdom		959,964

United States — 83.7%

Communication Services — 4.6%
Alphabet, Cl A *	9,142	1,213,326
Electronic Arts	7,336	1,000,264
Spotify Technology *	4,262	636,785
		2,850,375
Consumer Discretionary — 6.5%
Amazon.com *	7,731	1,033,480
Booking Holdings *	282	837,766
Etsy *	10,449	1,062,141
Tesla *	4,138	1,106,625
		4,040,012
Financials — 4.5%
Block, Cl A *	11,164	899,037
Fiserv *	5,482	691,883
Lemonade *	51,480	1,196,910
		2,787,830
Health Care — 5.3%
Butterfly Network *	300,302	771,776
Illumina *	4,228	812,410
Veeva Systems, Cl A *	4,791	978,419
Veracyte *	27,867	764,949
		3,327,554
Industrials — 1.2%
Verisk Analytics, Cl A	3,405	779,541
		779,541
Information Technology — 60.4%
Accenture PLC, Cl A	2,342	740,892
Adobe *	1,556	849,841
Advanced Micro Devices *	9,780	1,118,832
Alteryx, Cl A *	28,351	1,175,432
Ambarella *	12,551	1,047,004
Analog Devices	6,277	1,252,450
Arista Networks *	6,208	962,799
ASML Holding, Cl G	1,457	1,043,809
Atlassian, Cl A *	4,633	842,928
Autodesk *	5,229	1,108,496
C3.ai, Cl A *	21,593	906,906
Cloudflare, Cl A *	15,981	1,099,013
Cognex	18,577	1,014,676
Crowdstrike Holdings, Cl A *	6,819	1,102,360
Datadog, Cl A *	7,287	850,539
Fair Isaac *	1,169	979,587
HubSpot *	1,803	1,046,732
International Business Machines	6,616	953,895
Intuit	1,668	853,516
JFrog *	32,564	1,001,994
Lam Research	1,614	1,159,643
Microsoft	3,577	1,201,586
MongoDB, Cl A *	2,349	994,567

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

July 31, 2023 (Unaudited)

Description	Shares	Fair Value
New Relic *	12,676	$1,064,530
NortonLifeLock	37,383	727,099
NVIDIA	3,050	1,425,235
Palo Alto Networks *	5,417	1,354,032
Pure Storage, Cl A *	29,454	1,089,503
Rapid7 *	22,261	1,022,003
Salesforce *	2,807	631,603
Samsara, Cl A *	40,503	1,131,654
ServiceNow *	1,925	1,122,275
Snowflake, Cl A *	4,583	814,445
Splunk *	11,660	1,263,127
Teradyne	8,019	905,666
Twilio, Cl A *	13,946	920,854
Varonis Systems, Cl B *	33,102	950,027
		37,729,550
Real Estate — 1.2%
CoStar Group *	9,082	762,616
		762,616
Total United States		52,277,478
Total Common Stock
(Cost $58,766,887)		62,235,671

SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency Portfolio, Cl Institutional, 5.18%(B)	165,817	165,817

Total Short-Term Investment
(Cost $165,817)		165,817

Total Investments - 99.8%
(Cost $58,932,704)		$62,401,488

Percentages based on Net Assets of $62,504,326.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Rate shown is the 7-day effective yield as of July 31, 2023.

ADR – American Depository Receipt

Cl - Class

ROB-QH-001-2000